[H & M FINAL]
[Translation]

SEMI-ANNUAL REPORT
(The Sixth Term)
From: October 1, 1999
To: March 31, 2000

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

SEMI-ANNUAL REPORT
(The Sixth Term)
From: October 1, 1999
To: March 31, 2000

PUTNAM U.S. GOVERNMENT INCOME TRUST


SEMI-ANNUAL REPORT
(The Sixth Term)
From: October 1, 1999
To: March 31, 2000




To: Director of Kanto Local Finance Bureau
                                               Filing Date: June 30, 2000
                                               Filing Date of Amendment: July 4, 2000

Name of the Registrant Fund:                   PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative      Charles E. Porter
Of Trustees:

Address of Principal Office:                   One Post Office Square
                                               Boston, Massachusetts 02109
                                               U. S. A.

Name and Title of Registration Agent:          Harume Nakano
                                               Attorney-at-Law
                                               Signature [Harume Nakano]
                                               -------------------------
                                                       (Seal)

                                               Ken Miura
                                               Attorney-at-Law
                                               Signature [Ken Miura]
                                               -------------------------
                                                       (Seal)

Address or Place of Business                   Kasumigaseki Building, 25th Floor
                                               2-5, Kasumigaseki 3-chome
                                               Chiyoda-ku, Tokyo

Name of Liaison Contact:                       Harume Nakano
                                               Ken Miura
                                               Attorneys-at-Law

Place of Liaison Contact:                      Hamada & Matsumoto
                                               Kasumigaseki Building, 25th Floor
                                               2-5, Kasumigaseki 3-chome
                                               Chiyoda-ku, Tokyo

Phone Number:                                  03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection
Not applicable.

(Total number of pages of this Semi-annual Report is [ ] including the front page)




CONTENTS
                                                      This            Japanese
                                                    English           Original
                                                   Translation
I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio            1                 1

(2) Results of Past Operations                         2                 1
    a. Record of Changes in Net Assets                 2                 1
    b. Record of Distributions Paid.                   2                 2

(3) Record of Sales and Repurchases                    4                 2

II. OUTLINE OF THE FUND

1.  FUND                                               5                 3

(1) Amount of Capital Stock                            5                 3

(2) Information Concerning Major Shareholders          5                 3

(3) Information Concerning Directors, Officers
    and Employees                                      5                 3

(4) Description of Business and Outline of
    Operation                                          8                 5

(5) Miscellaneous                                      8                 5

2.  Putnam Investment Management, Inc.
    (Investment Management Company)                    8                 5

(1) Amount of Capital Stock                            8                 5

(2) Information Concerning Major Shareholders          8                 5

(3) Information Concerning Directors, Officers
    and Employees                                     89                 5

(4) Summary of Business Lines and Business
    Operation                                         22                18

(5) Miscellaneous                                     34                37

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND      34                38

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE
     INVESTMENT MANAGEMENT COMPANY                    34                53


I. STATUS OF INVESTMENT FUND ("Putnam U.S. Government Income Trust")
   ("Fund")

(1) Diversification of Investment Portfolio

    Diversification of Investment Portfolio by Types of Assets and geographic
    Regions:
-------------------------------------------------------------------------------
                                                    (As of the end of May 2000)
-------------------------------------------------------------------------------
                              Name of                          Investment Ratio
Types of Assets               Country          Total USD              (%)
-------------------------------------------------------------------------------
U.S. Government Agency
Mortgages                  United States     2,556,178,922                95.76
-------------------------------------------------------------------------------
U.S. Treasury Obligations  United States        74,072,370                 2.77
-------------------------------------------------------------------------------
Cash, Deposit and Other                         39,071,992                 1.46
Assets (After deduction of
liabilities)
-------------------------------------------------------------------------------
Total                                        2,669,323,284               100.00
-------------------------------------------------------------------------------
(Net Asset Value)                    JPY 284,016 million
-------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("USD" or "$") into Japanese Yen is [YEN] 106.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the May 31, 2000 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

 a. Record of Changes in Net Assets (Class M Shares)



Record of changes in net assets during the one-year period up to and including the end of May 2000 is as follows:
--------------------------------------------------------------------------------------
                               Total Net Asset Value       Net Asset Value per Share
--------------------------------------------------------------------------------------
                       USD (thousands)    Yen (millions)      USD            Yen
--------------------------------------------------------------------------------------
1999 End of June              137,966            14,680        12.62          1,343
--------------------------------------------------------------------------------------
July                          135,232            14,389        12.49          1,329
--------------------------------------------------------------------------------------
August                        132,965            14,147        12.43          1,323
--------------------------------------------------------------------------------------
September                     133,362            14,190        12.55          1,335
--------------------------------------------------------------------------------------
October                       130,865            13,924        12.53          1,333
--------------------------------------------------------------------------------------
November                      123,713            13,163        12.47          1,327
--------------------------------------------------------------------------------------
December                      118,722            12,632        12.32          1,311
--------------------------------------------------------------------------------------
2000 End of January           114,638            12,197        12.15          1,293
--------------------------------------------------------------------------------------
February                      109,336            11,633        12.23          1,301
--------------------------------------------------------------------------------------
March                         104,729            11,143        12.35          1,314
--------------------------------------------------------------------------------------
April                          99,755            10,614        12.27          1,306
--------------------------------------------------------------------------------------
May                            98,968            10,530        12.25          1,303
--------------------------------------------------------------------------------------

(Note) Operations of Class M Shares were comenced on February 6, 1995.



b. Record of Distributions Paid (Class M Shares)
------------------------------------------------------------
          Fiscal Year               Amount paid per Share
------------------------------------------------------------
    The Fifth Fiscal Year            USD 0.76 (JPY80.864)
      (10/1/98 - 9/30/99)
------------------------------------------------------------

(Note) Record of distribution paid during the period from February 1995 through May 2000 are as follows:



------------------------------------------------------------------------------------
Ex-dividend      Dividend        NAV per       Ex-dividend       Dividend   NAV per
   Date           (USD)           Share           Date            (USD)      Share
                                  (USD)                                      (USD)
------------------------------------------------------------------------------------
1995 Feb. 6       0.074           12.29       1998 Jan. 12        0.068      13.12
------------------------------------------------------------------------------------
 Mar. 6           0.076           12.26          Feb. 10          0.067      13.03
------------------------------------------------------------------------------------
 Apr. 5           0.074          12.64           Mar. 10          0.067      13.01
------------------------------------------------------------------------------------
 May 5            0.076          12.69           Apr. 13          0.066      12.99
------------------------------------------------------------------------------------
 Jun. 5           0.075          12.89           May 11           0.066      12.97
------------------------------------------------------------------------------------
 Jul. 5           0.074          12.83           Jun. 10          0.066      13.04
------------------------------------------------------------------------------------
 Aug. 7           0.074          12.71           Jul. 10          0.066      13.03
------------------------------------------------------------------------------------
 Sep. 5           0.074          12.84           Aug. 10          0.066      13.01
------------------------------------------------------------------------------------
 Oct. 5           0.073          12.91           Sep. 11          0.066      13.10
------------------------------------------------------------------------------------
 Nov. 6           0.072          12.97           Oct. 12          0.066      13.08
------------------------------------------------------------------------------------
 Dec. 6           0.072          13.05           Nov. 10          0.066      13.02
------------------------------------------------------------------------------------
1996 Jan. 5       0.072          13.09           Dec. 10          0.066      13.08
------------------------------------------------------------------------------------
 Feb. 5           0.072          13.11      1999 Jan. 11          0.066      13.01
------------------------------------------------------------------------------------
 Mar. 8           0.070          12.70           Feb. 10          0.063      13.00
------------------------------------------------------------------------------------
 Apr. 8           0.070          12.59           Mar. 10          0.063      12.87
------------------------------------------------------------------------------------
 May 6            0.068          12.46           Apr. 12          0.063      12.93
------------------------------------------------------------------------------------
 Jun. 7           0.066          12.44           May 10           0.063      12.82
------------------------------------------------------------------------------------
 Jul. 5           0.065          12.39          Jun. 10           0.063      12.56
------------------------------------------------------------------------------------
 Aug. 5           0.065          12.65          Jul. 12           0.063      12.61
------------------------------------------------------------------------------------
 Sep. 6           0.064          12.42          Aug. 10           0.063      12.23
------------------------------------------------------------------------------------
 Oct. 7           0.064          12.68          Sep. 10           0.063      12.48
------------------------------------------------------------------------------------
 Nov. 5           0.064          12.80          Oct. 11           0.064      12.45
------------------------------------------------------------------------------------
 Dec. 6           0.064          12.84          Nov. 10           0.063      12.50
------------------------------------------------------------------------------------
1997 Jan. 8       0.064          12.73          Dec. 10           0.063      12.49
------------------------------------------------------------------------------------
 Feb. 7           0.065          12.82     2000 Jan. 10           0.064      12.20
------------------------------------------------------------------------------------
 Mar. 7           0.065          12.75          Feb. 10           0.063      12.08
------------------------------------------------------------------------------------
 Apr. 8           0.064          12.57          Mar. 10           0.064      12.18
------------------------------------------------------------------------------------
 May 12           0.064          12.73          Apr. 10           0.063      12.37
------------------------------------------------------------------------------------
 Jun. 10          0.066          12.78          May 10            0.063      12.11
------------------------------------------------------------------------------------
 Jul. 11          0.066          12.90
------------------------------------------------------------------------------------
 Aug. 11          0.067          12.85
------------------------------------------------------------------------------------
 Sep. 10          0.066          12.86
------------------------------------------------------------------------------------
 Oct. 10          0.066          12.93
------------------------------------------------------------------------------------
 Nov. 10          0.067          12.96
------------------------------------------------------------------------------------
 Dec. 10          0.070          13.01
------------------------------------------------------------------------------------


(3) Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2000 are as follows: (6/1/99-5/31/00)

-------------------------------------------------------------------------------
     Number of Shares Sold         Number of Shares      Number of Outstanding
                                     Repurchased                Shares
-------------------------------------------------------------------------------
           1,688,694                  4,894,426               8,076,744
            (781,300)                (3,802,440)             (6,925,380)
-------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FUND

1.   Fund

(1)  Amount of Capital Stock
     Not applicable.

(2)  Information Concerning Major Shareholders
     Not applicable.

(3)  Information Concerning Directors, Officers and Employees




        (1) Trustees and Officers of the Fund         (as of May 31, 2000)
--------------------------------------------------------------------------------------
                                                                               Shares
Name                   Office and Title            Resume                       Owned
--------------------------------------------------------------------------------------
George Putnam          Chairman and       present: Chairman and Director,            0
                       President                   Putnam Investment
                                                   Management and Putnam
                                                   Mutual Funds Corp.
                                                   Director, Freeport
                                                   Copper and Gold, Inc.,
                                                   Houghton Mifflin Company
                                                   and Marsh & McLennan
                                                   Companies, Inc.
--------------------------------------------------------------------------------------
John A. Hill           Vice Chairman      present: Chairman and Managing       556.027
                                                   Director, First Reserve
                                                   Corp. Director, Synder
                                                   Oil Corporation,
                                                   TransMontaigne Oil
                                                   Company and various
                                                   private companies owned
                                                   by First Reserve Corp.
--------------------------------------------------------------------------------------
William F. Pounds      Vice Chairman      present: Professor Emeritus of     1,519.284
                                                   Management, Alfred P.
                                                   Sloan School of
                                                   Management, Massachusetts
                                                   Institute of Technology,
                                                   Director, IDEXX
                                                   Laboratories, Inc.,
                                                   Management Sciences for
                                                   Health, Inc. and Sun
                                                   Company, Inc.
--------------------------------------------------------------------------------------
Jameson Adkins         Trustee            present: President, Baxter           150.474
Baxter                                             Associates, Inc.,
                                                   Director, MB Financial,
                                                   Inc., ASHTA Chemicals,
                                                   Inc., Banta Corporation
                                                   and Ryerson Tull, Inc.
--------------------------------------------------------------------------------------
Hans H. Estin          Trustee            present: Vice Chairman, North        207.787
                                                   American Management Corp.
--------------------------------------------------------------------------------------
Ronald J. Jackson      Trustee            present: Former Chairman,            150.744
                                                   President and Chief
                                                   Executive Officer,
                                                   Fisher-Price, Inc.
--------------------------------------------------------------------------------------
Paul. L. Joskow        Trustee            present: Professor of Economics      132.298
                                                   and Management and former
                                                   Chairman of Dept. of
                                                   Economics, the
                                                   Massachusetts Institute
                                                   of Technology, Director
                                                   of New England Electric
                                                   System, State Farm
                                                   Indemnity Company and
                                                   Whitehead Institute for
                                                   Biomedical Research
--------------------------------------------------------------------------------------
Elizabeth T. Kennan    Trustee            present: President Emeritus and      264.294
                                                   Professor, Mount Holyoke
                                                   College, Director, Bell
                                                   Atlantic, The Kentucky
                                                   Home Life Insurance
                                                   Companies, Northern
                                                   Utilities and Talbots
--------------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee and Vice   present: President, Chief            171.166
                       President                   Executive Officer and
                                                   Director Putnam
                                                   Investments, Inc. and
                                                   Putnam Investment
                                                   Management, Inc.
                                                   Director, Marsh &
                                                   McLennan Companies,
                                                   Inc. and United Way of
                                                   Massachusetts Bay
--------------------------------------------------------------------------------------
John H. Mullin, III    Trustee            present: Chairman and Chief          449.414
                                                   Executive Officer,
                                                   Ridgeway Farm
                                                   Director, ACX
                                                   Technologies, Inc.,
                                                   Alex. Brown Realty, Inc.,
                                                   The Liberty Corporation
                                                   and Carolina Power &
                                                   Light
--------------------------------------------------------------------------------------
Robert E. Patterson    Trustee            present: President and Trustee,    1,087.154
                                                   Cabot Industrial Trust
                                                   and Director of
                                                   Brandywine Trust
                                                   Company
--------------------------------------------------------------------------------------
George Putnam, III     Trustee            present: President, New            2,176.023
                                                   Generation Research,
                                                   Inc. and New Generation
                                                   Advisers, Inc.
                                                   Director, The Boston
                                                   Family Office L.L.C.
--------------------------------------------------------------------------------------
A.J.C. Smith           Trustee            present: Chairman and Chief          780.210
                                                   Executive Officer,
                                                   Marsh & McLennan
                                                   Companies, Inc.
                                                   Director, Trident
                                                   Partnership
--------------------------------------------------------------------------------------
W. Thomas Stephens     Trustee            present: President and Chief         119.094
                                                   Executive Officer of
                                                   MacMillan Bloedel,
                                                   Ltd. Director, Qwest
                                                   Communications and
                                                   New Century Energies
--------------------------------------------------------------------------------------
W. Nicholas Thorndike  Trustee            present: Director of various         171.166
                                                   corporations and
                                                   charitable organizations,
                                                   including Courier Corp.,
                                                   Data General Corp.,
                                                   Bradley Real Estate, Inc.
                                                   and Providence Journal Co.
--------------------------------------------------------------------------------------
Charles E. Porter     Executive Vice      present: Managing Director,                0
                      President                    Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice        present: Senior Vice President             0
                       President                   of Putnam Investments,
                                                   Inc. and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Richard A. Monaghan    Vice President     present: Managing Director,                0
                                                   Putnam Investments,
                                                   Inc., Chief of Mutual
                                                   Fund Business, Putnam
                                                   Mutual Funds Corp.
--------------------------------------------------------------------------------------
Ian C. Ferguson        Vice President     present: Senior Managing Director          0
                                                   of Putnam Investments,
                                                   Inc. and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Gordon H. Silver       Vice President     present: Director and Senior               0
                                                   Managing Director of
                                                   Putnam Investments, Inc.
                                                   and Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
John D. Hughes         Senior Vice        present  Senior Vice President             0
                       President and               of Putnam Investment
                       Treasurer                   Management, Inc.
--------------------------------------------------------------------------------------
Brett C. Browchuk      Vice President     present  Managing Director of              0
                                                   Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
John R. Verani         Vice President     present: Senior Vice President             0
                                                   of Putnam Investments,
                                                   Inc. and Putnam
                                                   Investment Management,
                                                   Inc.
--------------------------------------------------------------------------------------
Michael Martino        Vice President     present: Managing Director of              0
                                                   Putnam Investments, Inc.
--------------------------------------------------------------------------------------
Stephen Oristaglio     Vice President     present  Managing Director of              0
                                                   Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Kevin M. Cronin        Vice President     present: Managing Director of              0
                                                   Putnam Investments, Inc.
--------------------------------------------------------------------------------------
Edward H. D'Alelio     Vice President     present: Managing Director,                0
                                                   Putnam Investment
                                                   Management, Inc.
--------------------------------------------------------------------------------------
Paul G. Bucuvalas      Assistant          present: N/A                               0
                       Treasurer
--------------------------------------------------------------------------------------
Mary A. Eaton          Associate          present: N/A                               0
                       Treasurer and
                       Assistant Clerk
--------------------------------------------------------------------------------------
Judith Cohen           Associate Clerk    present: N/A                               0
--------------------------------------------------------------------------------------
Katharine Howard       Senior Associate   present: N/A                               0
                       Treasurer
--------------------------------------------------------------------------------------
Wanda M McManus        Assistant Clerk    present: N/A                               0
--------------------------------------------------------------------------------------
Joanne M. Neary        Assistant Clerk    present: N/A                               0
--------------------------------------------------------------------------------------



Note: The Fund does not have any employees.

(4) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(5) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, Inc. (Investment Management Company)

(1) Amount of Capital Stock 1,000 (as of May 31, 2000)

1. Amount of Capital (issued capital stock at par value):
   Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
   Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
   Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

   Year                 Amount of Capital
                   (Total Stockholders' Equity)
End of 1994               $48,149,491
End of 1995               $45,521,351
End of 1996               $45,817,658
End of 1997               $48,617,160
End of 1998              $425,782,007
End of 1999              $879,639,862

(2) Information Concerning Major Stockholders

As of the end of May 2000, Putnam Investments, Inc owned all the outstanding shares of capital stock of Investment Management Company.

(3) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:



List of Officers and Directors of Putnam Investment Management, Inc.

                                                         (as of the end of May 2000)
--------------------------------------------------------------------------------------
                               Position with
                               Putnam
                               Investment
                               Management,
Name                           Inc.                      Other Business Affiliation
--------------------------------------------------------------------------------------
1 Putnam, George               Chairman           Director of Putnam Mutual Funds Corp.
--------------------------------------------------------------------------------------
2 Lasser, Lawrence J.          President and
                               Director, CEO
--------------------------------------------------------------------------------------
3 Silver, Gordon H.            Director and       Director of Putnam Fiduciary Trust
                               Senior Managing    Company and Senior Managing Director
                               Director           of Putnam Mutual Funds Corp.
--------------------------------------------------------------------------------------
4 Collman, Kathleen M.         Senior Managing    Senior Managing Director of Putnam
                               Director           Mutual Funds Corp.
--------------------------------------------------------------------------------------
5 Durgarian, Karnig H.         Senior Managing    Director and Managing Director of
                               Director           Putnam Fiduciary Trust Company
--------------------------------------------------------------------------------------
6 Esteves, Irene M.            Senior Managing    Director of Putnam Fiduciary Trust
                               Director and       Company
                               Chief Financial
                               Officer
--------------------------------------------------------------------------------------
7 Ferguson, Ian C.             Senior Managing    Senior Managing Director of Putnam
                               Director           Mutual Funds Corp.
--------------------------------------------------------------------------------------
8 Oristaglio, Stephen          Senior Managing
                               Director
--------------------------------------------------------------------------------------
9 Regan, Anthony W.            Senior Managing
                               Director
--------------------------------------------------------------------------------------
10 Spiegel, Steven             Senior Managing    Senior Managing Director of Putnam
                               Director           Mutual Funds Corp.
--------------------------------------------------------------------------------------
11 Anderson, Blake E.          Managing
                               Director
--------------------------------------------------------------------------------------
12 Beck, Robert R.             Managing
                               Director
--------------------------------------------------------------------------------------
13 Boneparth, John F.          Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
14 Bradford Jr, Linwood        Managing
                               Director
--------------------------------------------------------------------------------------
15 Bresnahan, Leslee R.        Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
16 Browchuk, Brett C.          Managing
                               Director
--------------------------------------------------------------------------------------
17 Cassaro, Joseph A.          Managing
                               Director
--------------------------------------------------------------------------------------
18 Cotner, C. Beth             Managing
                               Director
--------------------------------------------------------------------------------------
19 Cronin, Kevin M.            Managing           Managing Director of Putnam
                               Director           Fiduciary Trust Company
--------------------------------------------------------------------------------------
20 D'Alelio, Edward H.         Managing
                               Director
--------------------------------------------------------------------------------------
21 Daly, Kenneth L.            Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
22 DeTore, John A.             Managing           Managing Director of Putnam
                               Director           Fiduciary Trust Company
--------------------------------------------------------------------------------------
23 Gillis, Roland              Managing
                               Director
--------------------------------------------------------------------------------------
24 Haslett, Thomas R.          Managing
                               Director
--------------------------------------------------------------------------------------
25 Holding, Pamela             Managing
                               Director
--------------------------------------------------------------------------------------
26 Hurley, William J.          Managing           Managing Director and CFO of Putnam
                               Director           Mutual Funds Corp.
--------------------------------------------------------------------------------------
27 Jacobs, Jerome J.           Managing
                               Director
--------------------------------------------------------------------------------------
28 Joseph, Joseph P.           Managing
                               Director
--------------------------------------------------------------------------------------
29 Kamshad, Omid               Managing
                               Director
--------------------------------------------------------------------------------------
30 Kanwal, Amrit               Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
31 King, David L.              Managing
                               Director
--------------------------------------------------------------------------------------
32 Kohli, D. William           Managing
                               Director
--------------------------------------------------------------------------------------
33 Kuenstner, Deborah F.       Managing
                               Director
--------------------------------------------------------------------------------------
34 Landes, William J.          Managing
                               Director
--------------------------------------------------------------------------------------
35 Leibovitch, Richard G.      Managing
                               Director
--------------------------------------------------------------------------------------
36 Leichter, Jennifer E.       Managing
                               Director
--------------------------------------------------------------------------------------
37 Lindsey, Jeffrey            Managing
                               Director
--------------------------------------------------------------------------------------
38 Lohr, Mark G.               Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
39 MacElwee Jones,             Managing
   Elizabeth M.                Director
--------------------------------------------------------------------------------------
40 Maloney, Kevin J.           Managing
                               Director
--------------------------------------------------------------------------------------
41 Martens, Erwin W.           Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
42 Martino, Michael            Managing           Managing Director of Putnam
                               Director           Fiduciary Trust Company
--------------------------------------------------------------------------------------
43 McMullen, Carol C.          Managing
                               Director
--------------------------------------------------------------------------------------
44 Memani, Krisha K.           Managing
                               Director
--------------------------------------------------------------------------------------
45 Miller, Daniel L.           Managing
                               Director
--------------------------------------------------------------------------------------
46 Miller, Jeffrey M.          Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
47 Morgan Jr., John J.         Managing           Managing Director of Putnam
                               Director           Fiduciary Trust Company
--------------------------------------------------------------------------------------
48 Morgan, Kelly A.            Managing
                               Director
--------------------------------------------------------------------------------------
49 Morris, Dirk                Managing
                               Director
--------------------------------------------------------------------------------------
50 Mufson, Michael J.          Managing
                               Director
--------------------------------------------------------------------------------------
51 Murphy, Jennifer P.         Managing
                               Director
--------------------------------------------------------------------------------------
52 Nagashima, Toshio           Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
53 Peacher, Stephen C.         Managing
                               Director
--------------------------------------------------------------------------------------
54 Peters, Jeffrey F.          Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
55 Porter, Charles E.          Managing
                               Director
--------------------------------------------------------------------------------------
56 Price, Quintin I.           Managing
                               Director
--------------------------------------------------------------------------------------
57 Reilly, Thomas V.           Managing
                               Director
--------------------------------------------------------------------------------------
58 Sai, Yumiko                 Managing
                               Director
--------------------------------------------------------------------------------------
59 Schultz, Mitchell D.        Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
60 Scott, Justin M.            Managing           Managing Director of Putnam
                               Director           Fiduciary Trust Company
--------------------------------------------------------------------------------------
61 Shadek Jr., Edward T.       Managing
                               Director
--------------------------------------------------------------------------------------
62 Smith Jr, Leo J.            Managing
                               Director
--------------------------------------------------------------------------------------
63 Starr, Loren M.             Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
64 Swift, Robert               Managing
                               Director
--------------------------------------------------------------------------------------
65 Talanian, John C.           Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
66 Thomsen, Rosemary H.        Managing
                               Director
--------------------------------------------------------------------------------------
67 Tibbetts, Richard B.        Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
68 Waldman, David L.           Managing
                               Director
--------------------------------------------------------------------------------------
69 Warren, Paul C.             Managing
                               Director
--------------------------------------------------------------------------------------
70 Weiss, Manuel               Managing
                               Director
--------------------------------------------------------------------------------------
71 Wetlaufer, Eric             Managing
                               Director
--------------------------------------------------------------------------------------
72 Woolverton, William H.      Managing           Managing Director of Putnam Mutual
                               Director           Funds Corp.
--------------------------------------------------------------------------------------
73 Allansmith, Lauren L.       Senior Vice
                               President
--------------------------------------------------------------------------------------
74 Arends, Michael K.          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
75 Asher, Steven E.            Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
76 Atkin, Michael J.           Senior Vice
                               President
--------------------------------------------------------------------------------------
77 Augustine, Jeffrey B.       Senior Vice
                               President
--------------------------------------------------------------------------------------
78 Bakshi, Manjit S.           Senior Vice
                               President
--------------------------------------------------------------------------------------
79 Baldasarre, Michele C.      Senior Vice
                               President
--------------------------------------------------------------------------------------
80 Bamford, Dolores Snyder     Senior Vice
                               President
--------------------------------------------------------------------------------------
81 Bell, Carl D.               Senior Vice
                               President
--------------------------------------------------------------------------------------
82 Bent, John J.               Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
83 Block, Richard L.           Senior Vice
                               President
--------------------------------------------------------------------------------------
84 Bloemker, Rob A.            Senior Vice
                               President
--------------------------------------------------------------------------------------
85 Boselli, John A.            Senior Vice
                               President
--------------------------------------------------------------------------------------
86 Bray, Jeffrey               Senior Vice
                               President
--------------------------------------------------------------------------------------
87 Bukovac, Ronald J.          Senior Vice
                               President
--------------------------------------------------------------------------------------
88 Burke, Andrea               Senior Vice
                               President
--------------------------------------------------------------------------------------
89 Burns, Cheryl A.            Senior Vice
                               President
--------------------------------------------------------------------------------------
90 Byrne, Joshua L.            Senior Vice
                               President
--------------------------------------------------------------------------------------
91 Callahan, Ellen S.          Senior Vice
                               President
--------------------------------------------------------------------------------------
92 Carlson, David G.           Senior Vice
                               President
--------------------------------------------------------------------------------------
93 Chase, Mary Claire          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
94 Chrostowski, Louis F.       Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
95 Crane III, George H.        Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
96 Curran, Peter J.            Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
97 Dalferro, John R.           Senior Vice
                               President
--------------------------------------------------------------------------------------
98 Derbyshire, Ralph C.        Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
99 Dexter, Stephen P.          Senior Vice
                               President
--------------------------------------------------------------------------------------
100 Divney, Kevin M.           Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
101 Donaldson, Scott M.        Senior Vice
                               President
--------------------------------------------------------------------------------------
102 Eigerman, Nathan W.        Senior Vice
                               President
--------------------------------------------------------------------------------------
103 Elavia, Tony H.            Senior Vice
                               President
--------------------------------------------------------------------------------------
104 England, Richard B.        Senior Vice
                               President
--------------------------------------------------------------------------------------
105 Epke Laura L.              Senior Vice
                               President
--------------------------------------------------------------------------------------
106 Farrell, Deborah S.        Senior Vice
                               President
--------------------------------------------------------------------------------------
107 Ferry, John A.             Senior Vice
                               President
--------------------------------------------------------------------------------------
108 Flaherty, Patricia C.      Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
109 Fleisher, Peter M.         Senior Vice
                               President
--------------------------------------------------------------------------------------
110 Fontana, Forrest N.        Senior Vice
                               President
--------------------------------------------------------------------------------------
111 Francis, Jonathan H.       Senior Vice
                               President
--------------------------------------------------------------------------------------
112 Fraser, Henrietta          Senior Vice
                               President
--------------------------------------------------------------------------------------
113 Frost, Karen T.            Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
114 Frucci, Richard M.         Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
115 Gorman, Stephen A.         Senior Vice
                               President
--------------------------------------------------------------------------------------
116 Graham, Andrew             Senior Vice
                               President
--------------------------------------------------------------------------------------
117 Grant, Peter J.            Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
118 Graviere, Patrice          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
119 Grim, Daniel J.            Senior Vice
                               President
--------------------------------------------------------------------------------------
120 Haagensen, Paul E.         Senior Vice
                               President
--------------------------------------------------------------------------------------
121 Hadas, Edward              Senior Vice
                               President
--------------------------------------------------------------------------------------
122 Hadden, Peter J.           Senior Vice
                               President
--------------------------------------------------------------------------------------
123 Halperin, Matthew C.       Senior Vice
                               President
--------------------------------------------------------------------------------------
124 Hamlin, David E.           Senior Vice
                               President
--------------------------------------------------------------------------------------
125 Harring, Linda             Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
126 Hart, Nigel P.             Senior Vice
                               President
--------------------------------------------------------------------------------------
127 Healey, Deborah R.         Senior Vice
                               President
--------------------------------------------------------------------------------------
128 Hoey, Thomas J.            Senior Vice
                               President
--------------------------------------------------------------------------------------
129 Horwitz, Jonathan S.       Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
130 Hotchkiss, Michael F.      Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
131 Kaufman, Jeffrey           Senior Vice
                               President
--------------------------------------------------------------------------------------
132 Kay, Karen R.              Senior Vice        Clerk, Director and Senior Vice
                               President          President of Putnam Fiduciary Trust
                                                  Company
--------------------------------------------------------------------------------------
133 Kennedy, Catherine A.      Senior Vice
                               President
--------------------------------------------------------------------------------------
134 Kins, William P.           Senior Vice
                               President
--------------------------------------------------------------------------------------
135 Kirson, Steven L.          Senior Vice
                               President
--------------------------------------------------------------------------------------
136 Knight, Jeffrey L.         Senior Vice
                               President
--------------------------------------------------------------------------------------
137 Koontz, Jill A.            Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
138 Korn, Karen R.             Senior Vice
                               President
--------------------------------------------------------------------------------------
139 Lannum III, Coleman N.     Senior Vice
                               President
--------------------------------------------------------------------------------------
140 Lemire, Kevin              Senior Vice
                               President
--------------------------------------------------------------------------------------
141 Lewis, Craig S.            Senior Vice
                               President
--------------------------------------------------------------------------------------
142 Madore, Robert A.          Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
143 Malak, Saba                Senior Vice
                               President
--------------------------------------------------------------------------------------
144 Malloy, Julie M.           Senior Vice
                               President
--------------------------------------------------------------------------------------
145 Manuel Jr., Richard D.     Senior Vice
                               President
--------------------------------------------------------------------------------------
146 Marrkand, Paul E.          Senior Vice
                               President
--------------------------------------------------------------------------------------
147 Marshall, William L.       Senior Vice
                               President
--------------------------------------------------------------------------------------
148 Matteis, Andrew S.         Senior Vice
                               President
--------------------------------------------------------------------------------------
149 McDonald, Richard E.       Senior Vice
                               President
--------------------------------------------------------------------------------------
150 Meehan, Thalia             Senior Vice
                               President
--------------------------------------------------------------------------------------
151 Mehta, Sandeep             Senior Vice
                               President
--------------------------------------------------------------------------------------
152 Miller, Christopher G.     Senior Vice
                               President
--------------------------------------------------------------------------------------
153 Mockard, Jeanne L.         Senior Vice
                               President
--------------------------------------------------------------------------------------
154 Moore, Gerald              Senior Vice
                               President
--------------------------------------------------------------------------------------
155 Mullen, Donald E.          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
156 Mullin, Hugh H.            Senior Vice
                               President
--------------------------------------------------------------------------------------
157 Murphy, Kevin F.           Senior Vice
                               President
--------------------------------------------------------------------------------------
158 Netols, Jeffrey W.         Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
159 O'Brien, Lois C.           Senior Vice
                               President
--------------------------------------------------------------------------------------
160 O'Connell, Stephen P.      Senior Vice
                               President
--------------------------------------------------------------------------------------
161 Oler, Stephen S.           Senior Vice
                               President
--------------------------------------------------------------------------------------
162 Paine, Robert M.           Senior Vice
                               President
--------------------------------------------------------------------------------------
163 Pampliesa, Carlos          Senior Vice
                               President
--------------------------------------------------------------------------------------
164 Parker, Margery C.         Senior Vice
                               President
--------------------------------------------------------------------------------------
165 Parr, Cynthia O.           Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
166 Perry, William             Senior Vice
                               President
--------------------------------------------------------------------------------------
167 Peters, Carmel             Senior Vice
                               President
--------------------------------------------------------------------------------------
168 Petralia, Randolph S.      Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
169 Plapinger, Keith           Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
170 Pohl, Charles G.           Senior Vice
                               President
--------------------------------------------------------------------------------------
171 Prusko, James M.           Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
172 Puddle, David G.           Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
173 Quistberg, Paul T.         Senior Vice
                               President
--------------------------------------------------------------------------------------
174 Rogers, Kevin J.           Senior Vice
                               President
--------------------------------------------------------------------------------------
175 Ruys de Perez, Charles     Senior Vice        Senior Vice President of Putnam
    A.                         President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
176 Salm, Michael V.           Senior Vice
                               President
--------------------------------------------------------------------------------------
177 Santos, David J.           Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
178 Santosus, Anthony C.       Senior Vice
                               President
--------------------------------------------------------------------------------------
179 Scanlon, Michael M.        Senior Vice
                               President
--------------------------------------------------------------------------------------
180 Schwister, Jay E.          Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
181 Scordato, Christine A.     Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
182 Scully, Walter D.          Senior Vice
                               President
--------------------------------------------------------------------------------------
183 Selden, Denise D.          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
184 Sievert, Jean I.           Senior Vice
                               President
--------------------------------------------------------------------------------------
185 Simon, Sheldon N.          Senior Vice
                               President
--------------------------------------------------------------------------------------
186 Simozar, Saied             Senior Vice
                               President
--------------------------------------------------------------------------------------
187 Smith, Margaret D.         Senior Vice
                               President
--------------------------------------------------------------------------------------
188 Spatz, Erin J.             Senior Vice
                               President
--------------------------------------------------------------------------------------
189 Spiers, John Graham        Senior Vice
                               President
--------------------------------------------------------------------------------------
190 Stack, Michael P.          Senior Vice
                               President
--------------------------------------------------------------------------------------
191 Stairs, George W.          Senior Vice
                               President
--------------------------------------------------------------------------------------
192 Sugimoto, Toshifumi        Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
193 Sullivan, Roger R.         Senior Vice
                               President
--------------------------------------------------------------------------------------
194 Sullivan, William J.       Senior Vice
                               President
--------------------------------------------------------------------------------------
195 Suzuki, Toshimi            Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
196 Svensson, Lisa H.          Senior Vice
                               President
--------------------------------------------------------------------------------------
197 Swanberg, Charles H.       Senior Vice
                               President
--------------------------------------------------------------------------------------
198 Temple, Michael            Senior Vice
                               President
--------------------------------------------------------------------------------------
199 Troped Blacker, Bonnie     Senior Vice        Senior Vice President of Putnam
    L.                         President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
200 Verani, John R.            Senior Vice        Senior Vice President of Putnam
                               President          Fiduciary Trust Company
--------------------------------------------------------------------------------------
201 Vlieberg, Vincent          Senior Vice
                               President
--------------------------------------------------------------------------------------
202 Walsh, Francis P.          Senior Vice
                               President
--------------------------------------------------------------------------------------
203 Weinstein, Michael R.      Senior Vice
                               President
--------------------------------------------------------------------------------------
204 Whalen, Edward F.          Senior Vice        Senior Vice President of Putnam
                               President          Mutual Funds Corp.
--------------------------------------------------------------------------------------
205 Weiss, James C.            Senior Vice
                               President
--------------------------------------------------------------------------------------
206 Williams, Fayval S.        Senior Vice
                               President
--------------------------------------------------------------------------------------
207 Wyke, Richard P.           Senior Vice
                               President
--------------------------------------------------------------------------------------
208 Yogg, Michael R.           Senior Vice
                               President
--------------------------------------------------------------------------------------



(4) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.
As of the end of May 2000, Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of approximately 381.83 billion)



[Fund List] - Please give us the end of May list.


                                                                                              (As of May 31, 2000)
                                                           Year/Month/                      Total Net    Net Asset
                                                               Day          Principal      Asset Value   Value per
                     Name                                  Established   Characteristics   ($ million)   share ($)
  1  The George Putnam Fund of Boston; A                     11/5/37     Open/Equity         3,215.59     16.11
  2  The George Putnam Fund of Boston; B                     4/24/92     Open/Equity         1,253.94     15.98
  3  The George Putnam Fund of Boston; M                     12/1/94     Open/Equity           238.37     15.98
  4  The George Putnam Fund of Boston; Y                      1/1/94     Open/Equity           706.43     16.14
  5  Putnam American Government Income Fund; A                3/1/85     Open/Bond           1,403.36      8.22
  6  Putnam American Government Income Fund; B               5/20/94     Open/Bond             115.05      8.19
  7  Putnam American Government Income Fund; M               2/14/95     Open/Bond               6.55      8.25
  8  Putnam Asia Pacific Growth Fund; A                      2/20/91     Open/Equity           266.34     13.81
  9  Putnam Asia Pacific Growth Fund; B                       6/1/93     Open/Equity           212.99     13.50
 10  Putnam Asia Pacific Growth Fund; M                       2/1/95     Open/Equity            12.23     13.66
 11  Putnam Asia Pacific Fund II                             3/23/98     Open/Equity             4.24     11.66
 12  Putnam Asset Allocation: Balanced Portfolio; A           2/7/94     Open/Balanced       1,204.84     12.45
 13  Putnam Asset Allocation: Balanced Portfolio; B          2/11/94     Open/Balanced         543.67     12.36
 14  Putnam Asset Allocation: Balanced Portfolio; C           9/1/94     Open/Balanced         135.38     12.29
 15  Putnam Asset Allocation: Balanced Portfolio; M           2/6/95     Open/Balanced          75.98     12.41
 16  Putnam Asset Allocation: Balanced Portfolio; Y          7/14/94     Open/Balanced         506.67     12.46
 17  Putnam Asset Allocation: Conservative Portfolio; A       2/7/94     Open/Balanced         340.77     10.17
 18  Putnam Asset Allocation: Conservative Portfolio; B      2/18/94     Open/Balanced         176.22     10.14
 19  Putnam Asset Allocation: Conservative Portfolio; C       9/1/94     Open/Balanced          42.66     10.12
 20  Putnam Asset Allocation: Conservative Portfolio; M       2/7/95     Open/Balanced          24.07     10.14
 21  Putnam Asset Allocation: Conservative Portfolio; Y      7/14/94     Open/Balanced         181.30     10.19
 22  Putnam Asset Allocation: Growth Portfolio; A             2/8/94     Open/Balanced         789.59     14.16
 23  Putnam Asset Allocation: Growth Portfolio; B            2/16/94     Open/Balanced         485.26     13.93
 24  Putnam Asset Allocation: Growth Portfolio; C             9/1/94     Open/Balanced         126.01     13.81
 25  Putnam Asset Allocation: Growth Portfolio; M             2/1/95     Open/Balanced          65.29     13.96
 26  Putnam Asset Allocation: Growth Portfolio; Y            7/14/94     Open/Balanced         455.00     14.25
 27  Putnam Arizona Tax Exempt Income Fund; A                1/30/91     Open/Bond              90.76      8.54
 28  Putnam Arizona Tax Exempt Income Fund; B                7/15/93     Open/Bond              28.18      8.53
 29  Putnam Arizona Tax Exempt Income Fund; M                 7/3/95     Open/Bond               0.85      8.55
 30  Putnam Balanced Retirement Fund; A                      4/19/85     Open/Balanced         558.97      9.65
 31  Putnam Balanced Retirement Fund; B                       2/1/94     Open/Balanced         145.20      9.56
 32  Putnam Balanced Retirement Fund; M                      3/17/95     Open/Balanced          12.48      9.59
 33  Putnam Balanced Retirement Fund; Y                       1/4/99     Open/Balanced           2.25      9.65
 34  Putnam Balanced Fund; A                                 10/2/95     Open/Balanced          10.42     13.26
 35  Putnam Balanced Fund; B                                  4/3/00     Open/Balanced           0.92     13.26
 36  Putnam Balanced Fund; C                                  4/3/00     Open/Balanced           0.04     13.26
 37  Putnam Balanced Fund; M                                  4/3/00     Open/Balanced           0.26     13.26
 38  Putnam California Investment Grade Municipal Trust     11/27/92     Closed/Bond            64.55     14.01
 39  Putnam California Tax Exempt Income Fund; A             4/29/83     Open/Bond           2,463.81      8.01
 40  Putnam California Tax Exempt Income Fund; B              1/4/93     Open/Bond             530.63      8.00
 41  Putnam California Tax Exempt Income Fund; M             2/14/95     Open/Bond              15.18      8.00
 42  Putnam California Tax Exempt Money Market Fund         10/26/87     Open/Bond              26.08      1.00
 43  Putnam Capital Opportunities Fund; A                     8/5/93     Open/Equity            86.99      8.85
 44  Putnam Capital Opportunities Fund; B                    11/2/94     Open/Equity            89.26      8.75
 45  Putnam Capital Opportunities Fund; M                    1/22/96     Open/Equity             6.88      8.78
 46  Putnam Capital Appreciation Fund; A                      8/5/93     Open/Equity         1,002.06     23.75
 47  Putnam Capital Appreciation Fund; B                     11/2/94     Open/Equity         1,047.14     23.39
 48  Putnam Capital Appreciation Fund; M                     1/22/96     Open/Equity            70.12     23.47
 49  Putnam Convertible Opportunity and Income Trust         6/29/95     Closed/Bond            81.15     21.86
 50  Putnam Classic Equity Fund; A                            1/5/95     Open/Balanced       1,092.45     12.16
 51  Putnam Classic Equity Fund; B                            1/5/95     Open/Balanced       1,098.03     12.04
 52  Putnam Classic Equity Fund; C                            2/1/99     Open/Balanced          36.73     12.12
 53  Putnam Classic Equity Fund; M                            1/5/95     Open/Balanced         126.75     12.09
 54  Putnam Convertible Income-Growth Trust; A               6/29/72     Open/Balanced         953.13     18.67
 55  Putnam Convertible Income-Growth Trust; B               7/15/93     Open/Balanced         257.35     18.41
 56  Putnam Convertible Income-Growth Trust; M               3/13/95     Open/Balanced          15.86     18.53
 57  Putnam Convertible Income-Growth Trust; Y              12/30/98     Open/Balanced          58.83     18.68
 58  Putnam Dividend Income Fund                             9/28/89     Closed/Bond           113.17     10.45
 59  Putnam Diversified Income Trust; A                      10/3/88     Open/Bond           1,316.55     10.21
 60  Putnam Diversified Income Trust; B                       3/1/93     Open/Bond           1,327.63     10.17
 61  Putnam Diversified Income Trust; C                       2/1/99     Open/Bond              10.25     10.19
 62  Putnam Diversified Income Trust; M                      12/1/94     Open/Bond             900.37     10.17
 63  Putnam Diversified Income Trust; Y                      7/11/96     Open/Bond               9.37     10.23
 64  Putnam Emerging Markets Fund; A                         10/2/95     Open/Equity            82.97     10.48
 65  Putnam Emerging Markets Fund; B                         10/2/95     Open/Equity            53.24     10.36
 66  Putnam Emerging Markets Fund; M                         10/2/95     Open/Equity             3.93     10.40
 67  Putnam Equity Fund 98                                  12/30/97     Open/Equity            22.60     20.16
 68  Putnam Equity Income Fund; A                            6/15/77     Open/Balanced       1,026.79     14.05
 69  Putnam Equity Income Fund; B                            9/13/93     Open/Balanced         491.80     13.94
 70  Putnam Equity Income Fund; C                             2/1/99     Open/Balanced          12.93     14.01
 71  Putnam Equity Income Fund; M                            12/2/94     Open/Balanced          51.57     13.96
 72  Putnam Europe Growth Fund; A                             9/7/90     Open/Equity         1,041.52     25.67
 73  Putnam Europe Growth Fund; B                             2/1/94     Open/Equity           844.18     25.00
 74  Putnam Europe Growth Fund; C                            7/26/99     Open/Equity            12.20     25.55
 75  Putnam Europe Growth Fund; M                            12/1/94     Open/Equity            79.06     25.48
 76  Putnam Florida Tax Exempt Income Fund; A                8/24/90     Open/Bond             201.11      8.62
 77  Putnam Florida Tax Exempt Income Fund; B                 1/4/93     Open/Bond              70.80      8.62
 78  Putnam Florida Tax Exempt Income Fund; M                 5/1/95     Open/Bond               0.52      8.62
 79  Putnam Global Natural Resources Fund; A                 7/24/80     Open/Equity           205.43     21.21
 80  Putnam Global Natural Resources Fund; B                  2/1/94     Open/Equity           131.20     20.84
 81  Putnam Global Natural Resources Fund; M                  7/3/95     Open/Equity             6.86     21.07
 82  Putnam Global Equity Trust; A                            7/1/94     Open/Equity           592.91     17.26
 83  Putnam Global Equity Trust; B                            7/2/94     Open/Equity           657.48     16.88
 84  Putnam Global Equity Trust; C                            2/1/99     Open/Equity            32.78     17.13
 85  Putnam Global Equity Trust; M                            7/3/95     Open/Equity            55.00     17.02
 86  Putnam Global Growth and Income Fund; A                  1/3/95     Open/Equity            50.22     13.49
 87  Putnam Global Growth and Income Fund; B                  1/3/95     Open/Equity            35.89     13.33
 88  Putnam Global Growth and Income Fund; M                  1/3/95     Open/Equity             2.85     13.40
 89  Putnam Global Governmental Income Trust; A               6/1/87     Open/Bond             101.31     11.11
 90  Putnam Global Governmental Income Trust; B               2/1/94     Open/Bond              24.44     11.08
 91  Putnam Global Governmental Income Trust; C              7/26/99     Open/Bond               0.28     11.09
 92  Putnam Global Governmental Income Trust; M              3/17/95     Open/Bond             149.14     11.06
 93  Putnam Global Growth Fund; A                             9/1/67     Open/Equity         5,645.92     15.64
 94  Putnam Global Growth Fund; B                            4/27/92     Open/Equity         2,045.00     14.83
 95  Putnam Global Growth Fund; C                             2/1/99     Open/Equity            62.93     15.46
 96  Putnam Global Growth Fund; M                             3/1/95     Open/Equity            90.78     15.39
 97  Putnam Global Growth Fund; Y                            6/15/94     Open/Equity           244.82     15.95
 98  The Putnam Fund for Growth and Income; A                11/6/57     Open/Balanced      19,622.60     18.75
 99  The Putnam Fund for Growth and Income; B                4/27/92     Open/Balanced      10,716.15     18.47
100  The Putnam Fund for Growth and Income; M                 5/1/95     Open/Balanced         386.09     18.62
101  The Putnam Fund for Growth and Income; Y                6/15/94     Open/Balanced       1,390.75     18.78
102  Putnam Growth Fund                                       5/1/98     Open/Equity             4.07     13.43
103  Putnam Growth Opportunities; A                          10/2/95     Open/Equity         2,789.79     27.61
104  Putnam Growth Opportunities; B                           8/1/97     Open/Equity         3,090.32     27.05
105  Putnam Growth Opportunities; C                           2/1/99     Open/Equity           269.06     27.40
106  Putnam Growth Opportunities; M                           8/1/97     Open/Equity           148.10     27.23
107  Putnam High Income Convertible and Bond Fund             7/9/87     Closed/Bond           108.42      7.92
108  Putnam High Yield Advantage Fund; A                     3/25/86     Open/Bond             778.72      7.27
109  Putnam High Yield Advantage Fund; B                     5/16/94     Open/Bond             633.94      7.24
110  Putnam High Yield Advantage Fund; M                     12/1/94     Open/Bond             664.15      7.26
111  Putnam High Yield Advantage Fund; Y                    12/30/98     Open/Bond               9.94      7.28
112  Putnam High Yield Fund II; A                           12/31/97     Open/Bond             533.88      6.86
113  Putnam High Yield Fund II; B                           12/31/97     Open/Bond             754.70      6.87
114  Putnam High Yield Fund II; M                           12/31/97     Open/Bond              33.30      6.87
115  Putnam High Yield Trust; A                              2/14/78     Open/Bond           2,108.82      9.64
116  Putnam High Yield Trust; B                               3/1/93     Open/Bond             404.83      9.61
117  Putnam High Yield Trust; M                               7/3/95     Open/Bond              11.50      9.64
118  Putnam High Yield Trust; Y                             12/30/98     Open/Bond              16.95      9.64
119  Putnam Health Sciences Trust; A                         5/28/82     Open/Equity         3,335.54     71.38
120  Putnam Health Sciences Trust; B                          3/1/93     Open/Equity         2,423.78     67.94
121  Putnam Health Sciences Trust; M                          7/3/95     Open/Equity           102.69     69.86
122  Putnam Health Sciences Trust; Y                          4/4/00     Open/Equity            20.77     71.41
123  Putnam High Yield Municipal Trust                       5/25/89     Closed/Bond           176.25      7.95
124  Putnam Income Fund; A                                   11/1/54     Open/Bond             938.95      6.15
125  Putnam Income Fund; B                                    3/1/93     Open/Bond             381.10      6.12
126  Putnam Income Fund; C                                   7/26/99     Open/Bond               6.23      6.14
127  Putnam Income Fund; M                                  12/14/94     Open/Bond           1,213.66      6.12
128  Putnam Income Fund; Y                                   2/12/94     Open/Bond             217.46      6.17
129  Putnam Intermediate U.S. Government Income Fund; A      2/16/93     Open/Bond             222.45      4.74
130  Putnam Intermediate U.S. Government Income Fund; B      2/16/93     Open/Bond             106.19      4.75
131  Putnam Intermediate U.S. Government Income Fund; M       4/3/95     Open/Bond               9.29      4.76
132  Putnam Intermediate U.S. Government Income Fund; Y      10/1/97     Open/Bond             108.52      4.74
133  Putnam International Fund                              12/28/95     Open/Equity             7.55     12.63
134  Putnam International Growth and Income Fund; A           8/1/96     Open/Equity           541.26     11.93
135  Putnam International Growth and Income Fund; B           8/1/96     Open/Equity           456.17     11.79
136  Putnam International Growth and Income Fund; C           2/1/99     Open/Equity            20.58     11.88
137  Putnam International Growth and Income Fund; M           8/1/96     Open/Equity            39.78     11.88
138  Putnam International Growth Fund; A                     2/28/91     Open/Equity         6,402.27     28.01
139  Putnam International Growth Fund; B                      6/1/94     Open/Equity         3,279.63     27.37
140  Putnam International Growth Fund; M                     12/1/94     Open/Equity           342.09     27.73
141  Putnam International Growth Fund; Y                     7/12/96     Open/Equity           908.24     28.13
142  Putnam International New Opportunities Fund; A           1/3/95     Open/Equity         1,547.91     20.45
143  Putnam International New Opportunities Fund; B          7/21/95     Open/Equity         1,516.29     19.78
144  Putnam International New Opportunities Fund; C           2/1/99     Open/Equity            69.25     20.26
145  Putnam International New Opportunities Fund; M          7/21/95     Open/Equity           120.20     20.04
146  Putnam International Voyager Fund; A                   12/28/95     Open/Equity         1,025.54     24.90
147  Putnam International Voyager Fund; B                   10/30/96     Open/Equity           770.94     24.52
148  Putnam International Voyager Fund; M                   10/30/96     Open/Equity            58.51     24.69
149  Putnam Investment Grade Municipal Trust I              10/26/89     Closed/Bond           217.08     10.28
150  Putnam Investment Grade Municipal Trust II             11/27/92     Closed/Bond           165.50     12.39
151  Putnam Investment Grade Municipal Trust III            11/29/93     Closed/Bond            48.12     12.01
152  Putnam Investors Fund; A                                12/1/25     Open/Equity         7,993.98     17.73
153  Putnam Investors Fund; B                                 3/1/93     Open/Equity         4,376.18     16.82
154  Putnam Investors Fund; M                                12/2/94     Open/Equity           263.80     17.30
155  Putnam Investors Fund; Y                                 1/7/97     Open/Equity         1,308.12     17.84
156  Putnam Latin America Fund                               3/23/98     Open/Equity             2.84      7.40
157  Putnam Massachusetts Tax Exempt Income Fund; A         10/23/89     Open/Bond             259.58      8.74
158  Putnam Massachusetts Tax Exempt Income Fund; B          7/15/93     Open/Bond             109.41      8.73
159  Putnam Massachusetts Tax Exempt Income Fund; M          5/12/95     Open/Bond               4.17      8.74
160  Putnam Master Income Trust                              4/29/88     Closed/Bond           393.54      7.41
161  Putnam Managed High Yield Trust                         6/25/93     Closed/Bond            81.90     10.91
162  Putnam Michigan Tax Exempt Income Fund; A              10/23/89     Open/Bond             116.90      8.38
163  Putnam Michigan Tax Exempt Income Fund; B               7/15/93     Open/Bond              40.06      8.36
164  Putnam Michigan Tax Exempt Income Fund; M               4/17/95     Open/Bond               2.01      8.37
165  Putnam Mid-Cap Value Fund                               11/1/99     Open/Balanced           4.22      9.61
166  Putnam Minnesota Tax Exempt Income Fund; A             10/23/89     Open/Bond              86.87      8.31
167  Putnam Minnesota Tax Exempt Income Fund; B              7/15/93     Open/Bond              45.31      8.29
168  Putnam Minnesota Tax Exempt Income Fund; M               4/3/95     Open/Bond               2.19      8.31
169  Putnam Managed Municipal Income Trust                   2/24/89     Closed/Bond           388.58      8.30
170  Putnam Money Market Fund; A                             10/1/76     Open/Bond           3,483.96      1.00
171  Putnam Money Market Fund; B                             4/27/92     Open/Bond             743.45      1.00
172  Putnam Money Market Fund; C                              2/1/99     Open/Bond              33.05      1.00
173  Putnam Money Market Fund; M                             12/8/94     Open/Bond              99.98      1.00
174  Putnam Master Intermediate Income Trust                 4/29/88     Closed/Bond           718.11      7.17
175  Putnam Municipal Income Fund; A                         5/22/89     Open/Bond             690.95      8.42
176  Putnam Municipal Income Fund; B                          1/4/93     Open/Bond             400.59      8.41
177  Putnam Municipal Income Fund; C                          2/1/99     Open/Bond               8.64      8.42
178  Putnam Municipal Income Fund; M                         12/1/94     Open/Bond              12.84      8.41
179  Putnam Municipal Opportunities Trust                    5/28/93     Closed/Bond           198.99     12.32
180  Putnam New Century Growth Fund; A                       1/21/00     Open/Equity           656.96     20.86
181  Putnam New Century Growth Fund; B                       1/21/00     Open/Equity           551.67     20.81
182  Putnam New Century Growth Fund; C                       1/21/00     Open/Equity           112.55     20.81
183  Putnam New Century Growth Fund; M                       1/21/00     Open/Equity            30.20     20.83
184  Putnam New Opportunities Fund; A                        8/31/90     Open/Equity        18,833.34     85.29
185  Putnam New Opportunities Fund; B                         3/1/93     Open/Equity        10,843.78     80.44
186  Putnam New Opportunities Fund; M                        12/1/94     Open/Equity           682.43     82.70
187  Putnam New Opportunities Fund; Y                        7/19/94     Open/Equity         2,095.62     86.75
188  Putnam New Value Fund; A                                 1/3/96     Open/Equity           319.23     12.46
189  Putnam New Value Fund; B                                2/26/96     Open/Equity           312.93     12.33
190  Putnam New Value Fund; M                                2/26/96     Open/Equity            29.72     12.40
191  Putnam New Jersey Tax Exempt Income Fund; A             2/20/90     Open/Bond             174.05      8.47
192  Putnam New Jersey Tax Exempt Income Fund; B              1/4/93     Open/Bond              84.37      8.46
193  Putnam New Jersey Tax Exempt Income Fund; M              5/1/95     Open/Bond               0.68      8.46
194  Putnam New York Investment Grade Municipal Trust       11/27/92     Closed/Bond            36.16     12.70
195  Putnam New York Tax Exempt Income Fund; A                9/2/83     Open/Bond           1,256.80      8.15
196  Putnam New York Tax Exempt Income Fund; B                1/4/93     Open/Bond             171.58      8.14
197  Putnam New York Tax Exempt Income Fund; M               4/10/95     Open/Bond               1.54      8.16
198  Putnam New York Tax Exempt Money Market Fund           10/26/87     Open/Bond              41.93      1.00
199  Putnam New York Tax Exempt Opportunities Fund; A        11/7/90     Open/Bond             124.61      8.27
200  Putnam New York Tax Exempt Opportunities Fund; B         2/1/94     Open/Bond              58.91      8.27
201  Putnam New York Tax Exempt Opportunities Fund; M        2/10/95     Open/Bond               2.11      8.26
202  Putnam Ohio Tax Exempt Income Fund; A                  10/23/89     Open/Bond             149.49      8.29
203  Putnam Ohio Tax Exempt Income Fund; B                   7/15/93     Open/Bond              48.43      8.28
204  Putnam Ohio Tax Exempt Income Fund; M                    4/3/95     Open/Bond               1.63      8.29
205  Putnam OTC & Emerging Growth Fund; A                    11/1/82     Open/Equity         4,699.95     25.40
206  Putnam OTC & Emerging Growth Fund; B                    7/15/93     Open/Equity         2,187.53     23.85
207  Putnam OTC & Emerging Growth Fund; M                    12/2/94     Open/Equity           526.16     24.58
208  Putnam OTC & Emerging Growth Fund; Y                    7/12/96     Open/Equity           616.93     25.72
209  Putnam Pennsylvania Tax Exempt Income Fund; A           7/21/89     Open/Bond             141.45      8.35
210  Putnam Pennsylvania Tax Exempt Income Fund; B           7/15/93     Open/Bond              77.07      8.34
211  Putnam Pennsylvania Tax Exempt Income Fund; M            7/3/95     Open/Bond               2.20      8.36
212  Putnam Preferred Income Fund; A                          1/4/84     Open/Bond              82.99      7.89
213  Putnam Preferred Income Fund; M                         4/20/95     Open/Bond               6.52      7.87
214  Putnam Premier Income Trust                           1995/2/29     Closed/Bond         1,004.06      7.12
215  Putnam Research Fund; A                                 10/2/95     Open/Equity           818.16     18.45
216  Putnam Research Fund; B                                 6/15/98     Open/Equity           859.37     18.17
217  Putnam Research Fund; C                                  2/1/99     Open/Equity            93.56     18.28
218  Putnam Research Fund; M                                 6/15/98     Open/Equity            58.65     18.26
219  Putnam Research Fund; Y                                  4/4/00     Open/Equity            13.80     18.46
220  Putnam Small Cap Value Fund; A                          4/12/99     Open/Equity           117.24     10.24
221  Putnam Small Cap Value Fund; B                           5/3/99     Open/Equity            78.79     10.16
222  Putnam Small Cap Value Fund; C                          7/23/99     Open/Equity            12.02     10.18
223  Putnam Small Cap Value Fund; M                          3/28/00     Open/Equity             0.64     10.23
224  Putnam Strategic Income Fund; A                         2/19/95     Open/Bond              73.19      6.86
225  Putnam Strategic Income Fund; B                         2/19/96     Open/Bond             112.38      6.87
226  Putnam Strategic Income Fund; C                          2/1/99     Open/Bond               5.58      6.88
227  Putnam Strategic Income Fund; M                         2/19/96     Open/Bond               7.25      6.86
228  Putnam Tax Smart Equity Fund; A                          7/1/99     Open/Equity           143.52     10.08
229  Putnam Tax Smart Equity Fund; B                         10/1/99     Open/Equity           151.70     10.03
230  Putnam Tax Smart Equity Fund; C                         10/1/99     Open/Equity            46.43     10.03
231  Putnam Tax Smart Equity Fund; M                         3/28/00     Open/Equity             0.60     10.08
232  Putnam Tax Exempt Income Fund; A                       12/31/76     Open/Bond           1,552.38      8.29
233  Putnam Tax Exempt Income Fund; B                         1/4/93     Open/Bond             189.60      8.29
234  Putnam Tax Exempt Income Fund; M                        2/16/95     Open/Bond               8.87      8.32
235  Putnam Tax Exempt Money Market Fund                    10/26/87     Open/Bond              91.15      1.00
236  Putnam Tax-Free Health Care Fund                        6/29/92     Closed/Bond           181.99     13.18
237  Putnam Tax-Free Income Trust
     Tax-Free High Yield Fund; A                             9/20/93     Open/Bond           1,111.10     13.11
238  Putnam Tax-Free Income Trust
     Tax-Free High Yield Fund; B                              9/9/85     Open/Bond             453.25     13.13
239  Putnam Tax-Free Income Trust
     Tax-Free High Yield Fund; C                              2/1/99     Open/Bond               3.72     13.11
240  Putnam Tax-Free Income Trust
     Tax-Free High Yield Fund; M                            12/29/94     Open/Bond              16.48     13.11
241  Putnam Tax-Free Income Trust
     Tax-Free Insured Fund; A                                9/30/93     Open/Bond             242.23     14.04
242  Putnam Tax-Free Income Trust
     Tax-Free Insured Fund; B                                 9/9/85     Open/Bond             243.51     14.06
243  Putnam Tax-Free Income Trust
     Tax-Free Insured Fund; M                                 6/1/95     Open/Bond               2.59     14.08
244  Putnam U.S. Core Fund                                    5/1/98     Open/Equity             6.83     12.05
245  Putnam U.S. Government Income Trust; A                   2/8/84     Open/Bond           1,821.31     12.28
246  Putnam U.S. Government Income Trust; B                  4/27/92     Open/Bond             716.61     12.22
247  Putnam U.S. Government Income Trust; C                  7/26/99     Open/Bond               5.26     12.26
248  Putnam U.S. Government Income Trust; M                   2/6/95     Open/Bond              98.97     12.25
249  Putnam U.S. Government Income Trust; Y                  4/11/94     Open/Bond              27.17     12.27
250  Putnam Utilities Growth and Income Fund; A             11/19/90     Open/Balanced       1,058.48     13.02
251  Putnam Utilities Growth and Income Fund; B              4/27/92     Open/Balanced         319.91     12.94
252  Putnam Utilities Growth and Income Fund; C              7/26/99     Open/Balanced           2.35     12.97
253  Putnam Utilities Growth and Income Fund; M               3/1/95     Open/Balanced          12.28     12.99
254  Putnam Value Fund                                        5/1/98     Open/Balanced           2.62      8.51
255  Putnam Vista Fund; A                                     6/3/68     Open/Equity         6,145.50     18.03
256  Putnam Vista Fund; B                                     3/1/93     Open/Equity         2,643.24     16.77
257  Putnam Vista Fund; M                                    12/1/94     Open/Equity           222.45     17.40
258  Putnam Vista Fund; Y                                    3/28/95     Open/Equity           920.25     18.39
259  Putnam Voyager Fund II; A                               4/14/93     Open/Equity         1,796.84     32.33
260  Putnam Voyager Fund II; B                               10/2/95     Open/Equity         1,628.42     31.12
261  Putnam Voyager Fund II; C                                2/1/99     Open/Equity           125.75     32.04
262  Putnam Voyager Fund II; M                               10/2/95     Open/Equity           155.25     31.56
263  Putnam Voyager Fund; A                                   4/1/96     Open/Equity        24,266.86     28.98
264  Putnam Voyager Fund; B                                  4/27/92     Open/Equity        11,237.82     26.58
265  Putnam Voyager Fund; M                                  12/1/94     Open/Equity           610.06     28.03
266  Putnam Voyager Fund; Y                                   4/1/94     Open/Equity         3,870.50     29.61
267  Putnam VT American Government Income Fund; IA           1/31/00     Open/Bond               6.46     10.30
268  Putnam VT American Government Income Fund; IB           1/31/00     Open/Bond               0.25     10.29
269  Putnam VT Asia Pacific Growth Fund; IA                   5/1/95     Open/Equity           172.44     12.09
270  Putnam VT Asia Pacific Growth Fund; IB                  4/30/98     Open/Equity            10.69     12.06
271  Putnam VT Diversified Income Fund; IA                   9/15/93     Open/Bond             570.97      9.03
272  Putnam VT Diversified Income Fund; IB                    4/6/98     Open/Bond              42.14      9.00
273  Putnam VT  Global Asset Allocation Fund; IA              2/1/88     Open/Balanced         896.91     16.71
274  Putnam VT  Global Asset Allocation Fund; IB             4/30/98     Open/Balanced          12.03     16.73
275  Putnam VT George Putnam Fund; IA                        4/30/98     Open/Equity           280.64     10.09
276  Putnam VT George Putnam Fund; IB                        4/30/98     Open/Equity            61.79     10.08
277  Putnam VT Global Growth Fund; IA                         5/1/90     Open/Equity         2,589.97     21.66
278  Putnam VT Global Growth Fund; IB                        4/30/98     Open/Equity            61.70     21.59
279  Putnam VT Growth and Income Fund; IA                     2/1/88     Open/Balanced       8,755.05     24.06
280  Putnam VT Growth and Income Fund; IB                     4/6/98     Open/Balanced         305.57     23.99
281  Putnam VT Growth Opportunities Fund; IA                 1/31/00     Open/Equity            52.88      9.76
282  Putnam VT Growth Opportunities Fund; IB                 1/31/00     Open/Equity            10.87      9.75
283  Putnam VT High Yield Fund; IA                            2/1/88     Open/Bond             838.73      9.53
284  Putnam VT High Yield Fund; IB                           4/30/98     Open/Bond              26.43      9.53
285  Putnam VT Health and Sciences  Fund; IA                 4/30/98     Open/Equity           299.27     12.16
286  Putnam VT Health and Sciences  Fund; IB                 4/30/98     Open/Equity            44.59     12.14
287  Putnam VT Income  Fund; IA                               2/1/88     Open/Bond             820.00     11.65
288  Putnam VT Income  Fund; IB                              4/30/98     Open/Bond              30.19     11.63
289  Putnam VT International Growth and Income; IA            1/1/97     Open/Balanced         394.36     12.90
290  Putnam VT International Growth and Income; IB            4/6/98     Open/Balanced          22.30     12.87
291  Putnam VT International New Opportunities Fund; IA       1/1/97     Open/Equity           363.20     18.26
292  Putnam VT International New Opportunities Fund; IB      4/30/98     Open/Equity           126.25     18.22
293  Putnam VT International Growth Fund; IA                  1/1/97     Open/Equity           679.25     18.43
294  Putnam VT International Growth Fund; IB                 4/30/98     Open/Equity            91.16     18.39
295  Putnam VT Investors  Fund; IA                           4/30/98     Open/Equity           953.64     13.99
296  Putnam VT Investors  Fund; IB                           4/30/98     Open/Equity           188.01     13.96
297  Putnam VT Money Market Fund; IA                          2/1/88     Open/Bond             691.38      1.00
298  Putnam VT Money Market Fund; IB                         4/30/98     Open/Bond              53.84      1.00
299  Putnam VT New Opportunities Fund; IA                     5/2/94     Open/Equity         6,314.96     37.98
300  Putnam VT New Opportunities Fund; IB                    4/30/98     Open/Equity           152.26     37.86
301  Putnam VT New Value Fund; IA                             1/2/97     Open/Equity           245.57     11.61
302  Putnam VT New Value Fund; IB                            4/30/98     Open/Equity            16.98     11.60
303  Putnam VT OTC & Emerging Growth Fund; IA                4/30/98     Open/Equity           286.71     15.58
304  Putnam VT OTC & Emerging Growth Fund; IB                4/30/98     Open/Equity            57.11     15.55
305  Putnam VT Research; IA                                  10/1/98     Open/Equity           179.55     14.76
306  Putnam VT Research; IB                                  10/1/98     Open/Equity            50.69     14.73
307  Putnam VT Small Cap Value Fund; IA                      4/30/99     Open/Equity            26.68     10.89
308  Putnam VT Small Cap Value Fund; IB                      4/30/99     Open/Equity            14.71     10.87
309  Putnam VT Utilities Growth and Income Fund; IA           5/1/92     Open/Balanced         899.11     16.16
310  Putnam VT Utilities Growth and Income Fund; IB          4/30/98     Open/Balanced          21.24     16.14
311  Putnam VT Vista Fund; IA                                 1/2/97     Open/Equity           677.97     21.10
312  Putnam VT Vista Fund; IB                                4/30/98     Open/Equity           130.08     21.06
313  Putnam VT Voyager Fund; IA                               2/1/88     Open/Equity         8,590.11     54.76
314  Putnam VT Voyager Fund; IB                              4/30/98     Open/Equity           299.40     54.61
315  Putnam Worldwide Equity Fund                             5/6/98     Open/Equity            27.76     27.39




(5) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part. Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part. Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.



AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)



To:  Minister of Finance

                                              Filing Date: June 30, 2000
                                              Filing Date of Amendment: July 4, 2000

Name of the Registrant Trust:                 PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative     Charles E. Porter
Of Trustees:

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              -------------------------
                                                      (Seal)
                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              -------------------------
                                                      (Seal)

Address or Place of Business                  Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law

Place of Liaison Contact:                     Hamada & Matsumoto
                                              Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-3580-3377



Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund
Securities:
PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities
Up to 115.4 million Class M Shares
Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the respective number of Class M Shares in respect of 115.4 million Class M Shares.
(The maximum amount expected to be sold is 1,402.11 billion U.S. dollars ([YEN] 149.2 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S. $l.00=[YEN] 106.40 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2000.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2000 (U.S.$12.15) by 115.4 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 5 including front and back pages.)

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 17, 2000 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 5 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
Report:



             Before amendment                   After amendment
   [Original SRS]                     [Aforementioned Semi-annual Report]
I.   Description of the Fund            I.  Status of Investment Portfolio of the Fund

5.   Status of Investment Portfolio

(A)  Diversification of Investment      (1) Diversification of Investment Portfolio
     Portfolio                              (the aforementioned Semi-annual Report,
                                            page 1)

(B)  Results of Past Operations         (2) Results of Past Operations

(1)  Record of Changes in Net Assets     a  Record of Changes in Net Assets
     (Class M Shares)                       (Class M Shares) (Ditto, page 2)

     (Regarding the amounts as at the       (Regarding the amounts as at the
     end of each month during one-year      end of each month during one-year
     period from, and including, the        period from, and including, the
     latest relevant date appertaining      latest relevant date appertaining
     to the filing date of the Original     to the filing date of the
     SRS)                                   afore-mentioned Semi-annual Report)

(2)  Record of Distributions Paid        b  Record of Distributions Paid
     (Class M Shares)                       (Class M Shares) (Ditto, page 2)

     (Regarding the dividends paid at       (Regarding the dividends paid at
     the end of each month up to the        the end of each month up to the
     latest relevant date of the            latest relevant date of the
     Original SRS)                          afore-mentioned Semi-annual Report)

II.  Outline of the Fund                II. Outline of the Fund

1.   Fund                               1.  Fund

(E)  Amount of Capital Stock            (1) Amount of Capital Stock (Ditto, page 5)

(G)  Information Concerning Major       (2) Information Concerning Major
     Shareholders                           Shareholders (Ditto, page 5)

(H)  Information Concerning Directors,  (3) Information Concerning Directors,
     Officers and Employees                 Officers and Employees (Ditto, page 5)

(I)  Description of Business and        (4) Description of Business and
     Outline of Operation                   Outline of Operation (Ditto, page 8)

2.   Putnam Investment Management,      2.  Putnam Investment Management, Inc.
     Inc. (Investment Management            (Investment Management Company)
     Company)

(E)  Amount of Capital Stock            (1) Amount of Capital Stock (Ditto, page 9)

(G)  Information Concerning Major       (2) Information Concerning Major
     Stockholders                           Stockholders (Ditto, page 9)

(H)  Information Concerning Officers    (3) Information Concerning Officers
     and Employees                          and Employees (Ditto, page 9)

(I)  Summary of Business Lines and      (4) Summary of Business Lines and
     Business Operation                     Business Operation (Ditto, page 22)

With respect to Section IV the Financial Condition of the Fund in the Original
SRS, Item III Outline of the Financial Status of the Fund in the aforementioned
Semi-annual Report (Ditto, page 34) is added to the Original SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

With respect to Section II the Financial Condition of the Investment Management
Company in the Original SRS, Item IV Outline of the Financial Status of the
Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 34) is added to the Original SRS.
